intangible assets and goodwill - Business acquisition – subsequent to reporting period (Details) - Competence Call Center € in Millions, $ in Billions	Feb. 13, 2020 CAD ($)	Dec. 04, 2019 EUR (€)	Dec. 04, 2019 CAD ($)
Business acquisition
Percentage of voting equity interests acquired		100.00%	100.00%
Consideration transferred, acquisition-date fair value		€ 915	$ 1.3
Assets
Intangible assets	$ 0.7
Goodwill	0.8
Identifiable assets acquired	1.5
Liabilities and consideration
Net debt	0.2
Deferred income taxes	0.2
Identifiable liabilities acquired	0.4
Cash consideration	1.1
Identifiable liabilities including cash consideration	1.5
TELUS International (Cda) Inc.
Liabilities and consideration
Amounts drawn on credit facility	1.0
Proceeds from contributions of non-controlling interests	$ 0.2